SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$2,615,959	$7	$2,615,966	$2,615,966

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$2,116,467	$675	$2,117,142	$2,117,142